Note Purchase Agreement (Details Narrative) - USD ($)				3 Months Ended	9 Months Ended		12 Months Ended
	Oct. 09, 2022	Apr. 19, 2022	Dec. 14, 2021	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contingent stock liability							$ 677,000
Contingent warrants liability							$ 585,000
Common stock, shares issued				9,207,415	9,207,415		5,187,062	5,187,062
Fair value adjustment of warrants					$ 228,655
Exercise price	$ 5.32						$ 4.38
Warrant liability				$ 3,101,102	3,101,102
Note Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair value adjustment of warrants				$ 16,870	$ 75,295
Exercise price					$ 4.25
Note Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest rate				8.00%	8.00%		8.00%
Contingent stock liability			$ 677,000
Contingent warrants liability			585,000
Allocation of debt issuance cost to contingent stock and contingent warrants			124,460
Contingent stock and warrant liabilities description							The Contingent Stock and Contingent Warrant liabilities were measured at FMV on the date of issuance (based on the Black-Scholes valuation model). In estimating the fair value of the Contingent Stock and Warrants at the inception date and December 31, 2021, the Company estimated the probability of a Consummated Offering of 80% and a probability of the note held to maturity of 15%.
Notes payable				$ 665,000	$ 665,000		$ 665,000
Debt discount				1,335,000	1,335,000		1,335,000
Interest expense					39,111		8,000
Accreted interest				1,299,895	1,299,895		35,000
Notes payable					2,000,000
Common stock, shares issued		235,295
Fair value adjustment of warrants		$ 496,000
Note Purchase Agreement [Member] | Note Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair value adjustment of warrants					$ 502,648
Contingent warrant					235,295
Exercise price					$ 4.25
Warrant liability				$ 82,352	$ 82,352		$ 585,000
Note Purchase Agreement [Member] | Unrelated Third Party Purchasers [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument face amount			$ 2,000,000
Interest rate			8.00%
Debt description			As additional consideration to the Purchasers for providing the financing, the Company also agreed to a) issue each Purchaser a number of shares of the Company’s Common Stock equal to 50% of the original principal amount each Purchaser’s Note (the “Contingent Stock”) and b) issue each Purchaser a number of warrants, which would allow the Purchasers to purchase additional shares of the Company’s Common Stock, equal to 50% of the original principal amount each Purchaser’s Note
Debt issuance costs			$ 197,500
Contingent warrants term			5 years